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Christopher Weil & Company Core Investment Fund
Summary Section
Investment Objective
The Christopher Weil & Company Core Investment Fund (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund

The following table describes the expenses and fees that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Christopher Weil & Company Core Investment Fund Christopher Weil & Company Core Investment Fund Shares
Redemption Fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Christopher Weil & Company Core Investment Fund Christopher Weil & Company Core Investment Fund Shares
Management Fees	0.75%	[1]
Distribution 12b-1 Fees	none
Other Expenses	0.34%	[2]
Acquired Fund Fees and Expense	0.06%
Total Annual Fund Operating Expenses	1.15%
[1]	Effective April 1, 2023, Christopher Weil & Company, Inc.(the “Adviser”) has contractually reduced its Management Fee to 0.75% of the Fund’s average daily net assets. The Management Fees have been restated to reflect the contractual agreement.
[2]	Additionally, effective April 1, 2023, the Adviser has contractually reduced of its Services Fee to 0.20% of the Fund’s average daily net assets greater than $35 million. The Other Expenses have been restated to reflect the contractual agreement.

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same each year. The effect of the Adviser's agreement to waive fees and/or reimburse expenses is only reflected in the first year of the example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Christopher Weil & Company Core Investment Fund | Christopher Weil & Company Core Investment Fund Shares | USD ($)	117	365	633	1,398

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may lead to higher transaction costs and may result in higher taxes when Core Investment Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 105.17% of the average value of its portfolio.

The Principal Investment Strategy of the Fund

The Fund is a "non-diversified" fund that seeks to achieve long-term capital appreciation by investing in undervalued equity securities. Under normal market conditions the Fund invests primarily in common stocks of companies with market capitalizations of $1 billion or more. The Fund may hold fewer than 20 positions at any given time. From time to time, the Fund may invest more than 20% of its assets in a particular sector. Additionally, the Fund may invest in exchange-traded funds (ETFs) and mutual funds (open-end investment companies) registered under the Investment Company Act of 1940. The Fund may invest in ETFs that have inverse and leveraged investment strategies.

The Adviser uses fundamental analysis to identify securities it believes are trading at a discount to their estimated value. The Adviser considers both fundamentals and technical factors when identifying investment opportunities. These considerations may include a company trading at or near its 52 week low or on the contrary a stock breaking out to an all-time high, a low debt level or high interest coverage, a low price-to-earnings ratio, a low price-to-book ratio, the company's free cash flow, the company's dividend yield, and the company's return on equity.

The Adviser also seeks to invest in companies that have a defensible competitive advantage, relevant products, competent and shareholder-oriented management, and growth. Although tending to focus on U.S. companies, the Adviser may also invest in foreign companies with these attributes. The Fund's foreign investments, if any, consist primarily of depositary receipts ("DRs"). DRs are certificates issued by a U.S. bank that represent shares of a foreign company traded on a foreign or U.S. based stock exchange. The Fund may also invest up to 25% of its net assets in securities of companies located in emerging markets (i.e. companies included in the MSCI Emerging Markets Index - those countries that have developing economies, many of which are experiencing rapid growth and industrialization).

The Adviser sells or reduces the Fund's position in a security (1) when it reaches the Adviser's estimate of its fair value, (2) when its economic fundamentals have deteriorated, (3) when our technical analysis leads us to believe that the dynamics of the stock have changed and the stock will either change its trend or come under continued sell pressure or (4) when the facts underlying the decision to buy the security have changed.

The Fund may engage in option transactions involving securities and stock indices in order to gain exposure to particular securities or markets, in connection with hedging transactions, or to try to enhance returns.

The Fund may hold all or a portion of its assets in cash or cash-equivalents like money market funds, certificates of deposit, short-term debt obligations, and repurchase agreements, either due to pending investments or when investment opportunities are limited. Under these circumstances, the Fund may not participate in stock market advances or declines to the same extent it would have if it remained more fully invested in equity securities. To the extent the Fund holds all or a portion of its assets in cash or cash-equivalents as a temporary defensive position, the Fund will not be pursuing its investment objective.

The Principal Risks of Investing in the Fund
Performance History

The bar chart and performance table shown below provide some indication of the risks of investing in the Fund and the variability of its returns. The bar chart shows performance of the Fund for each full calendar year since the Fund's inception. The performance table shows how the Fund's average annual total returns for 1 year, 5 years, and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.cweil.com or by calling 1-888-550-9266.

Best Quarter (December 31, 2020) +28.29% Worst Quarter (March 31, 2020) -17.89%
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/22
Average Annual Total Returns - Christopher Weil & Company Core Investment Fund	1 Year	5 Years	10 Years
Christopher Weil & Company Core Investment Fund Shares	(11.13%)	13.34%	12.52%
Christopher Weil & Company Core Investment Fund Shares | After Taxes on Distributions	(11.94%)	10.33%	10.22%
Christopher Weil & Company Core Investment Fund Shares | After Taxes on Distributions and Sales	(6.02%)	10.16%	9.80%
S&P 500® Index (does not reflect deductions for fees, expenses or taxes)	(18.11%)	9.42%	12.56%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.